BORROWINGS - LONG TERM LOAN (Details)			1 Months Ended						12 Months Ended
	Dec. 14, 2017 CNY (¥)	Dec. 14, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 28, 2017 CNY (¥)	Oct. 30, 2017 CNY (¥)	Sep. 07, 2017 CNY (¥)	Sep. 07, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 21, 2017 CNY (¥)	Dec. 21, 2017 USD ($)	Dec. 14, 2017 USD ($)	Dec. 13, 2017 CNY (¥)	Dec. 13, 2017 USD ($)	Nov. 07, 2017 CNY (¥)	Nov. 07, 2017 USD ($)	Oct. 30, 2017 USD ($)	Sep. 07, 2017 USD ($)
Debt Instrument [Line Items]
Principal of long-term loan									¥ 411,745,000	$ 63,284,000	¥ 29,311,000	¥ 0
Interest rate (as a percent)							4.90%															4.90%
Long-term bank loan			¥ 209,598,000						209,598,000		0		$ 32,215,000
Long-term other borrowing			34,622,000						34,622,000		0		5,321,000
Loans Payable, Current			32,642,000						32,642,000		3,840,000		5,017,000
Total			211,578,000						211,578,000		0		32,519,000
Future installment repayment
2018			50,639,000						50,639,000				7,783,000
2019			88,376,000						88,376,000				13,583,000
2020			145,094,000						145,094,000				22,301,000
Total			284,109,000						284,109,000				$ 43,667,000
Payments of Financing Costs									¥ 4,900,000	$ 753,000
Interest Expense, Debt							¥ 1,000,000	$ 154,000
Three Year Credit Facility [Member]
Debt Instrument [Line Items]
Long-term bank loan							¥ 38,784,000															$ 5,961,000
Bank D [Member]
Debt Instrument [Line Items]
Principal of long-term loan			23,000,000			¥ 150,000,000
Bank E [Member] | Unsecured loan
Debt Instrument [Line Items]
Principal of long-term loan					¥ 40,000,000
Bank of Fushun [Member] | Three Year Credit Facility [Member]
Debt Instrument [Line Items]
Interest rate (as a percent)						6.667%															6.667%
Long-term Line of Credit						¥ 150,000,000											¥ 23,000,000	$ 3,535,000	¥ 150,000,000	$ 21,604,000	$ 21,604,000
Future installment repayment
Debt Instrument, Face Amount						240,000,000															34,567,000
Payments of Financing Costs			¥ 2,400,000	$ 369,000
Line of Credit facility, Capital Expenditure						¥ 90,000,000															$ 12,963,000
Shenyang Rural Commercial Bank [Member]
Debt Instrument [Line Items]
Interest rate (as a percent)	6.175%															6.175%
Long-term Line of Credit	¥ 220,000,000													¥ 40,000,000	$ 6,148,000	$ 33,813,000
Future installment repayment
Debt Instrument, Face Amount	220,000,000															$ 33,813,000
Payments of Financing Costs	¥ 2,600,000	$ 400,000